Consolidated Statements of Changes in Equity shares in Thousands, Unit_Standard_pure_HOXPDmIwEkuMLu3I0GlB9w in Thousands, $ in Thousands	Common shares USD ($) shares	Reserves USD ($)	Share based payments reserve USD ($)	Warrants reserve USD ($)	Accumulated Other Comprehensive Income USD ($)	Retained earnings (deficit) USD ($)	USD ($) Option
Equity at beginning of period at Dec. 31, 2019	$ 159,230	$ 30,061	$ 8,160	$ 21,901	$ (1,575)	$ (62,556)	$ 125,160
Shares at beginning of period at Dec. 31, 2019 | shares	187,102
Shares issued pursuant to a financing	$ 53,368						53,368
Shares issued pursuant to a financing (in shares) | shares	36,600
Share issuance costs (note 22)	$ (2,034)						(2,034)
Warrants exercised (note 22)	$ 3,364	(506)		(506)			2,858
Warrants exercised (note 22) (in shares) | shares	2,058
Options exercised (note 23)	$ 3,302	(1,479)	(1,479)				1,823
Options exercised (note 23) (in shares)	2,112
RSUs redeemed (note 23)	$ 333	(333)	(333)
RSUs redeemed (note 23) (in shares) | shares	414
Bonus shares issued (note 23(d))	$ 385	(385)	(385)
Bonus shares issued (note 23(d)) (in shares) | shares	1,000
Share based payments (note 23)		2,523	2,523				2,523
Loss for the year						(27,694)	(27,694)
Other comprehensive income					4,577		4,577
Equity at end of period at Dec. 31, 2020	$ 217,948	29,881	8,486	21,395	3,002	(90,250)	160,581
Shares at end of period at Dec. 31, 2020 | shares	229,286
Shares issued pursuant to a financing	$ 34,442						34,442
Shares issued pursuant to a financing (in shares) | shares	9,085
Share issued for property payments (note 22)	$ 150						150
Share issued for property payments (note 22) (in shares) | shares	33
Share issuance costs (note 22)	$ (1,000)						(1,000)
Warrants exercised (note 22)	$ 16,419	(2,140)		(2,140)			14,279
Warrants exercised (note 22) (in shares) | shares	8,060
Options exercised (note 23)	$ 752	(277)	(277)				$ 475
Options exercised (note 23) (in shares)	687						122,500
RSUs redeemed (note 23)	$ 487	(487)	(487)
RSUs redeemed (note 23) (in shares) | shares	449
Share based payments (note 23)		2,329	2,329				$ 2,329
Loss for the year						(26,278)	(26,278)
Other comprehensive income					(561)		(561)
Equity at end of period at Dec. 31, 2021	$ 269,198	$ 29,306	$ 10,051	$ 19,255	$ 2,441	$ (116,528)	$ 184,417
Shares at end of period at Dec. 31, 2021 | shares	247,600